Columbia Commodity Strategy Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 14.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	20,945	21,035
Series 2024-2PL Class A
10/27/2031	5.070%	243,553	244,826
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	46,761	47,291
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	21,154	21,156
American Credit Acceptance Receivables Trust(a)
Series 2022-4 Class D
02/15/2029	8.000%	730,065	737,245
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	600,000	602,604
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	2,343,606	2,357,705
Series 2025-1 Class A3
01/15/2030	4.840%	1,250,000	1,269,155
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	32,241	32,267
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	1,676,556	1,684,759
Series 2024-C Class A2A
02/18/2028	4.300%	208,141	208,317
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	225,000	226,550
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	504,841	506,843
Enterprise Fleet Financing LLC(a)
Series 2024-1 Class A2
03/20/2030	5.230%	906,802	913,281
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A2
10/15/2029	4.370%	1,475,000	1,475,115
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	2,900,000	2,853,122
Series 2022-1 Class A
11/15/2034	3.880%	2,400,000	2,402,302
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust
Series 2023-A Class A4
12/15/2028	4.560%	2,500,000	2,515,482
Series 2024-C Class A2A
08/15/2027	4.320%	113,361	113,438
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	878,648	887,524
GM Financial Automobile Leasing Trust
Series 2024-1 Class A3
03/22/2027	5.090%	239,146	239,439
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,500,000	2,534,008
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	53,343	53,507
Series 2025-1A Class A2
03/25/2060	5.120%	182,524	183,518
Series 2025-2 Class A2
06/25/2060	4.930%	143,551	144,842
Harley-Davidson Motorcycle Trust
Series 2024-A Class A3
03/15/2029	5.370%	4,004,361	4,048,553
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	4,524	4,525
Hyundai Auto Lease Securitization Trust(a)
Series 2024-C Class A3
04/17/2028	4.620%	1,900,000	1,909,783
Hyundai Auto Receivables Trust
Series 2025-B Class A2A
08/15/2028	4.450%	774,386	776,693
Kubota Credit Owner Trust(a)
Series 2024-1A Class A3
07/17/2028	5.190%	4,136,689	4,179,779
Series 2024-2A Class A2
04/15/2027	5.450%	163,376	163,679
Series 2024-2A Class A3
11/15/2028	5.260%	2,900,000	2,941,917
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	200,302	200,573
Mercedes-Benz Auto Receivables Trust
Series 2023-2 Class A3
11/15/2028	5.950%	370,579	375,138

Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	2,325,000	2,326,376
Nissan Auto Receivables Owner Trust
Series 2025-A Class A2A
02/15/2028	4.500%	1,138,966	1,142,259
Nissan Master Owner Trust Receivables(a)
Series 2024-B Class A
02/15/2029	5.050%	2,898,000	2,928,208
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	470	470
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	493,540	495,934
Series 2024-5 Class A
10/15/2031	6.278%	78,420	78,763
Series 2024-6 Class A
11/15/2031	6.093%	61,821	62,072
Series 2025-1 Class A2
07/15/2032	5.156%	134,569	135,512
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	442,190	444,244
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	503,578	506,510
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	204,144	204,922
Series 2024-3 Class A
10/15/2031	6.258%	282,752	284,225
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	227,981	229,358
Series 2024-2A Class A2
04/20/2027	4.740%	224,405	224,832
RCKT Trust(a)
Series 2025-1A Class A
07/25/2034	4.900%	573,737	574,788
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	323,036	323,945
Series 2025-2A Class A
08/18/2032	4.930%	429,874	432,063
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	400,000	401,672
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	58,415	58,498
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	4,215,000	4,224,821
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	100,393	100,677
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	218,688	219,369
Series 2025-2 Class A
06/25/2034	4.820%	1,870,618	1,877,604
Series 2025-4 Class A
08/25/2035	4.240%	1,117,595	1,119,562
Series 2026-1 Class A
12/26/2035	4.060%	2,250,000	2,251,104
Toyota Auto Receivables Owner Trust
Series 2023-A Class A3
09/15/2027	4.630%	206,457	206,811
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST5 Class A
09/15/2032	4.794%	727,676	729,484
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	1,687,895	1,691,368
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	42,415	42,503
Series 2025-3 Class A2
09/20/2035	4.600%	775,808	776,691
World Omni Auto Receivables Trust
Series 2024-A Class A3
03/15/2029	4.860%	265,040	266,868
Series 2024-B Class A3
09/17/2029	5.270%	1,165,258	1,177,006
Total Asset-Backed Securities — Non-Agency (Cost $62,317,019)			62,414,490

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

BANK
Series 2017-BNK5 Class A4
06/15/2060	3.131%	1,411,928	1,397,107
Series 2019-BNK18 Class ASB
05/15/2062	3.432%	2,450,448	2,431,293
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	1,225,993	1,226,956
CD Mortgage Trust
Series 2017-CD4 Class ASB
05/10/2050	3.317%	513,704	511,112
Series 2017-CD6 Class ASB
11/13/2050	3.332%	351,340	348,912
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	140,707	140,224
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A3
05/10/2049	2.944%	24,434	24,375
Series 2016-P6 Class A4
12/10/2049	3.458%	1,418,894	1,412,511
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	865,095	847,913
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	725,000	721,130
GS Mortgage Securities Corp. II(a),(b)
Series 2023-SHIP Class A
09/10/2038	4.322%	2,425,000	2,421,285
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	735,559	731,920
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	899,109	890,004
Tricon American Homes(a)
Series 2020-SFR1 Class A
07/17/2038	1.499%	1,360,915	1,345,711
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	1,023,575	1,016,290
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A2
08/15/2049	2.399%	87,439	86,975
Series 2016-C36 Class A3
11/15/2059	2.807%	672,360	667,388
Series 2018-C45 Class ASB
06/15/2051	4.147%	300,775	300,785
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $16,413,319)			16,521,891

Corporate Bonds & Notes 23.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2027	5.000%	1,025,000	1,036,220
Boeing Co. (The)
02/01/2027	2.700%	1,100,000	1,088,106
Harris Corp.
06/15/2028	4.400%	1,100,000	1,109,754
Raytheon Technologies Corp.
03/15/2027	3.500%	1,050,000	1,046,913
Total			4,280,993
Automotive 0.3%
Toyota Motor Credit Corp.(c)
SOFR + 0.450% 01/12/2028	4.120%	1,050,000	1,050,157
Banking 6.8%
Bank of America Corp.(c)
SOFR + 1.110% 05/09/2029	4.780%	2,200,000	2,219,000
Bank of Montreal(d)
09/10/2027	4.567%	1,050,000	1,053,630
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.680% 06/09/2028	4.350%	1,250,000	1,253,096
Bank of Nova Scotia (The)(c)
SOFR + 0.760% 09/15/2028	4.430%	1,250,000	1,251,630
Canadian Imperial Bank of Commerce(d)
09/08/2028	4.243%	1,050,000	1,054,990
Citigroup, Inc.(d)
06/09/2027	1.462%	2,000,000	1,986,067
Cooperatieve Rabobank UA(c)
SOFR + 0.410% 01/14/2028	4.080%	1,300,000	1,301,128
Goldman Sachs Group, Inc. (The)(d)
01/21/2029	4.148%	2,025,000	2,025,592
HSBC Holdings PLC(d)
03/13/2028	4.041%	1,365,000	1,365,439
JPMorgan Chase & Co.(d)
04/22/2028	5.571%	2,100,000	2,136,187
Morgan Stanley(d)
07/20/2027	1.512%	2,075,000	2,055,966
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	1,100,000	1,104,568

Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	4.460%	1,100,000	1,101,818
Skandinaviska Enskilda Banken AB(a)
03/05/2027	5.125%	1,000,000	1,013,812
State Street Corp.(d)
04/24/2028	4.543%	1,025,000	1,032,421
Toronto-Dominion Bank (The)(c)
SOFR + 0.580% 01/13/2028	4.250%	1,050,000	1,050,901
Truist Bank(d)
01/27/2029	4.144%	1,000,000	1,001,958
UBS Group AG(a),(d)
05/12/2028	4.751%	1,025,000	1,033,238
US Bank NA(c)
SOFR + 0.910% 05/15/2028	4.580%	925,000	928,718
Wells Fargo & Co.(d)
01/24/2028	4.900%	1,850,000	1,864,428
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.130%	1,200,000	1,201,157
Total			29,035,744
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	1,075,000	1,073,724
Comcast Corp.
01/15/2027	2.350%	1,100,000	1,086,180
Total			2,159,904
Chemicals 0.3%
LYB International Finance II BV
03/02/2027	3.500%	1,050,000	1,043,976
Construction Machinery 0.5%
Caterpillar Financial Services Corp.(c)
SOFR + 0.400% 01/10/2028	4.070%	1,300,000	1,299,866
John Deere Capital Corp.
03/06/2026	4.950%	1,000,000	1,000,163
Total			2,300,029
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2027	2.493%	1,050,000	1,036,873
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Siemens Financieringsmaatschappij NV(a)
03/16/2027	3.400%	950,000	947,080
Total			1,983,953
Electric 2.1%
Dominion Energy, Inc.
05/15/2028	4.600%	1,050,000	1,064,810
DTE Energy Co.
06/01/2028	4.875%	1,025,000	1,044,790
Duke Energy Corp.
08/15/2027	3.150%	1,000,000	989,600
Eversource Energy
03/01/2027	2.900%	1,050,000	1,039,071
Georgia Power Co.(c)
SOFR + 0.280% 09/15/2026	3.950%	1,000,000	1,000,384
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	1,000,000	1,011,413
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	1,000,000	1,030,967
WEC Energy Group, Inc.
01/15/2028	4.750%	1,000,000	1,015,631
Xcel Energy, Inc.
03/21/2028	4.750%	1,000,000	1,015,372
Total			9,212,038
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,060,000	1,069,213
Diageo Capital PLC
10/05/2026	5.375%	1,000,000	1,007,242
Kraft Heinz Foods Co.
05/15/2027	3.875%	1,050,000	1,048,007
Mars, Inc.(a)
03/01/2027	4.450%	1,000,000	1,008,312
Mondelez International, Inc.
03/17/2027	2.625%	1,050,000	1,036,948
PepsiCo, Inc.
01/15/2029	4.100%	500,000	505,281
Total			5,675,003
Health Care 1.2%
Becton Dickinson and Co.
06/06/2027	3.700%	1,050,000	1,046,406
Cigna Corp.
03/01/2027	3.400%	1,050,000	1,045,119
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2028	4.300%	1,050,000	1,055,978
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	1,050,000	1,078,788
HCA, Inc.
03/15/2027	3.125%	1,050,000	1,041,097
Total			5,267,388
Healthcare Insurance 0.5%
Anthem, Inc.
03/01/2028	4.101%	1,050,000	1,052,338
UnitedHealth Group, Inc.
06/15/2028	4.400%	1,050,000	1,062,399
Total			2,114,737
Independent Energy 0.2%
Woodside Finance Ltd.(a)
03/15/2028	3.700%	1,050,000	1,042,623
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	1,000,000	994,215
Life Insurance 0.8%
Corebridge Global Funding(a)
08/20/2027	4.650%	1,000,000	1,008,291
Met Tower Global Funding(a)
01/14/2028	4.800%	1,050,000	1,066,648
Pricoa Global Funding I(a)
08/27/2027	4.400%	1,000,000	1,009,188
Principal Life Global Funding II(a)
08/18/2028	4.250%	432,000	433,521
Total			3,517,648
Midstream 1.9%
Enbridge, Inc.
11/20/2028	4.200%	1,100,000	1,106,224
Energy Transfer Operating LP
06/15/2028	4.950%	1,000,000	1,019,640
Enterprise Products Operating LLC
06/20/2028	4.300%	1,000,000	1,010,404
Kinder Morgan, Inc.
11/15/2026	1.750%	1,000,000	985,123
MPLX LP
03/15/2028	4.000%	1,050,000	1,050,511
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	1,000,000	1,003,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Midstream Operating LP
01/15/2029	6.350%	1,000,000	1,056,365
Williams Companies, Inc. (The)
06/15/2027	3.750%	1,050,000	1,047,644
Total			8,278,929
Natural Gas 0.5%
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	1,000,000	1,026,394
NiSource, Inc.
03/30/2028	5.250%	1,000,000	1,024,942
Total			2,051,336
Pharmaceuticals 1.4%
AbbVie, Inc.(c),(e)
SOFR + 0.480% 03/03/2028	4.150%	1,100,000	1,102,155
Amgen, Inc.
03/02/2028	5.150%	1,000,000	1,024,017
AstraZeneca Finance LLC
05/28/2028	1.750%	1,000,000	957,359
Bristol Myers Squibb Co.
02/20/2028	3.900%	700,000	702,997
Gilead Sciences, Inc.
03/01/2026	3.650%	775,000	774,978
10/01/2027	1.200%	307,000	295,289
Pfizer, Inc.
11/15/2027	3.875%	1,050,000	1,054,823
Total			5,911,618
Property & Casualty 0.4%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	1,000,000	998,739
Loews Corp.
04/01/2026	3.750%	550,000	549,794
Total			1,548,533
Railroads 0.3%
Norfolk Southern Corp.
06/01/2027	3.150%	250,000	247,913
Union Pacific Corp.
02/05/2027	2.150%	1,000,000	985,326
Total			1,233,239
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	1,000,000	1,003,606

Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.0%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	1,075,000	1,070,398
NXP BV/Funding LLC/USA, Inc.
06/01/2027	4.400%	1,050,000	1,055,280
Oracle Corp.
02/04/2029	4.550%	1,175,000	1,176,770
Synopsys, Inc.
04/01/2027	4.550%	1,050,000	1,057,979
Total			4,360,427
Transportation Services 0.2%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,000,000	1,015,118
Wireless 0.5%
American Tower Corp.
07/15/2027	3.550%	1,075,000	1,068,972
T-Mobile US, Inc.
04/15/2027	3.750%	1,050,000	1,048,734
Total			2,117,706
Wirelines 0.5%
AT&T, Inc.
02/15/2028	4.100%	1,100,000	1,103,246
Verizon Communications, Inc.
03/22/2028	2.100%	1,100,000	1,062,232
Total			2,165,478
Total Corporate Bonds & Notes (Cost $99,029,947)			99,364,398

Foreign Government Obligations(f) 0.5%

Canada 0.5%
Province of Ontario Canada
05/21/2027	1.050%	1,100,000	1,067,780
Province of Quebec
04/20/2026	2.500%	1,050,000	1,047,956
Total			2,115,736
Total Foreign Government Obligations (Cost $2,113,304)			2,115,736

Residential Mortgage-Backed Securities - Non-Agency 5.7%

A&D Mortgage Trust(a),(d)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	636,125	635,508
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BRAVO Residential Funding Trust(a),(d)
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	533,079	536,059
BRAVO Residential Funding Trust(a),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.350% 09/25/2072	5.017%	2,799,614	2,805,694
COLT Mortgage Loan Trust(a),(d)
CMO Series 2024-6 Class A1
11/25/2069	5.390%	2,262,207	2,277,542
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	5.567%	52,493	52,579
Cross Mortgage Trust(a),(b)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	2,185,175	2,205,184
Homes Trust(a),(b)
CMO Series 2025-NQM3 Class A1
02/25/2070	5.630%	1,273,162	1,289,923
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2025-RRTL2 Class A1
09/25/2040	5.237%	1,650,000	1,655,435
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.903%	494,034	494,699
OBX Trust(a),(b)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	860,844	869,066
PRET LLC(a),(d)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	172,430	172,708
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	551,242	552,043
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	1,089,146	1,091,039
Pretium Mortgage Credit Partners(a),(d)
Series 2025-NPL2 Class A1
03/25/2055	5.835%	1,434,038	1,434,554
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	694,237	694,565
RCO VIII Mortgage LLC(a),(d)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	241,244	241,580
RCO X Mortgage LLC(a),(d)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	605,349	605,507
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	293,696	287,166
VCAT LLC(a),(d)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	1,433,491	1,451,858
VCAT LLC(a),(d),(e)
CMO Series 2026-NPL2 Class A1
02/25/2056	4.987%	1,650,000	1,649,998
Verus Securitization Trust(a),(d)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,220,215	2,230,346
Series 2025-10 Class A1FC
06/25/2070	5.017%	1,108,845	1,113,903
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $24,300,241)			24,346,956

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills
03/31/2026	3.680%	2,125,000	2,118,160
Total Treasury Bills (Cost $2,118,289)			2,118,160

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.115% 02/10/2027	3.785%	225,000	225,159
Federal Farm Credit Banks Funding Corp.
08/27/2027	3.625%	750,000	751,695
11/10/2027	3.500%	475,000	475,340
Federal Home Loan Banks
03/12/2027	4.500%	350,000	353,368
Federal National Mortgage Association
09/24/2026	1.875%	275,000	272,300
Total U.S. Government & Agency Obligations (Cost $2,074,368)			2,077,862

Money Market Funds 50.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(g),(h)	218,897,386	218,853,606
Total Money Market Funds (Cost $218,838,257)		218,853,606
Total Investments in Securities (Cost: $427,204,744)		427,813,099
Other Assets & Liabilities, Net		2,115,796
Net Assets		429,928,895
At February 28, 2026, securities and/or cash totaling $41,372,774 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	395	03/2026	USD	28,783,650	2,466,102	—
Brent Crude	67	05/2026	USD	4,797,870	646,787	—
Brent Crude	68	07/2026	USD	4,773,600	529,440	—
Brent Crude	139	09/2026	USD	9,603,510	567,853	—
Cocoa	51	05/2026	USD	1,472,880	—	(519,892)
Cocoa	20	07/2026	USD	588,400	—	(316,462)
Cocoa	39	09/2026	USD	1,171,560	—	(602,352)
Cocoa	19	12/2026	USD	588,620	—	(168,393)
Coffee	123	05/2026	USD	12,949,594	—	(444,953)
Coffee	11	07/2026	USD	1,138,088	—	(229,274)
Coffee	22	09/2026	USD	2,239,050	—	(431,292)
Coffee	11	12/2026	USD	1,100,963	—	(48,890)
Copper	63	05/2026	USD	9,543,713	343,894	—
Copper	21	07/2026	USD	3,211,950	95,720	—

Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	41	09/2026	USD	6,330,400	63,426	—
Copper	20	12/2026	USD	3,129,000	56,142	—
Corn	562	05/2026	USD	12,602,850	256,645	—
Corn	118	07/2026	USD	2,690,400	25,314	—
Corn	237	09/2026	USD	5,400,638	126,467	—
Corn	115	12/2026	USD	2,699,625	54,727	—
Cotton	15	07/2026	USD	504,900	11,284	—
Cotton	44	12/2026	USD	1,533,400	34,797	—
Feeder Cattle	36	05/2026	USD	6,249,600	—	(226,461)
Gas Oil	116	05/2026	USD	8,439,000	737,871	—
Gas Oil	22	07/2026	USD	1,549,900	133,144	—
Gas Oil	44	09/2026	USD	3,049,200	214,203	—
Gas Oil	22	11/2026	USD	1,502,600	61,810	—
Gold 100 oz.	130	04/2026	USD	68,222,700	7,234,134	—
Hard Red Winter Wheat	13	07/2026	USD	385,775	24,115	—
Hard Red Winter Wheat	24	09/2026	USD	729,600	43,585	—
Hard Red Winter Wheat	12	12/2026	USD	377,400	12,744	—
Lead	108	05/2026	USD	5,288,409	—	(20,608)
Lead	10	07/2026	USD	495,695	—	(1,800)
Lead	19	09/2026	USD	954,171	—	(6,526)
Lead	9	11/2026	USD	457,481	—	(2,818)
Lean Hogs	248	04/2026	USD	9,495,920	322,850	—
Lean Hogs	23	06/2026	USD	1,007,860	10,394	—
Lean Hogs	22	08/2026	USD	973,060	17,324	—
Lean Hogs	53	10/2026	USD	1,969,480	27,849	—
Live Cattle	60	04/2026	USD	5,573,400	—	(192,056)
Live Cattle	9	06/2026	USD	824,940	6,407	—
Live Cattle	13	06/2026	USD	1,191,580	—	(22,169)
Live Cattle	17	08/2026	USD	1,549,040	716	—
Live Cattle	5	08/2026	USD	455,600	—	(3,292)
Live Cattle	45	10/2026	USD	4,090,050	—	(73,906)
Natural Gas	462	04/2026	USD	13,310,220	—	(663,592)
Natural Gas	108	06/2026	USD	3,603,960	—	(433,439)
Natural Gas	213	08/2026	USD	7,250,520	—	(687,295)
Natural Gas	97	10/2026	USD	3,622,950	—	(152,236)
Nickel	7	07/2026	USD	754,299	22,768	—
Nickel	14	09/2026	USD	1,519,517	46,348	—
Nickel	7	11/2026	USD	764,967	20,264	—
NY Harbor ULSD Heat Oil	115	04/2026	USD	12,226,662	1,112,390	—
NY Harbor ULSD Heat Oil	12	06/2026	USD	1,239,538	131,286	—
NY Harbor ULSD Heat Oil	24	08/2026	USD	2,453,774	207,596	—
NY Harbor ULSD Heat Oil	12	10/2026	USD	1,219,025	63,370	—
Primary Aluminum	8	07/2026	USD	629,078	4,796	—
Primary Aluminum	16	09/2026	USD	1,258,556	5,974	—
Primary Aluminum	8	11/2026	USD	628,428	6,903	—
RBOB Gasoline	300	04/2026	USD	28,891,800	967,864	—
RBOB Gasoline	10	06/2026	USD	949,452	80,594	—
RBOB Gasoline	20	08/2026	USD	1,836,408	155,702	—
RBOB Gasoline	11	10/2026	USD	914,159	46,141	—
Silver	37	05/2026	USD	17,258,835	2,326,678	—
Soybean	95	05/2026	USD	5,561,063	119,540	—
Soybean	51	07/2026	USD	3,016,013	251,701	—
Soybean	161	11/2026	USD	9,082,413	336,507	—
Soybean Meal	300	05/2026	USD	9,615,000	357,965	—
Soybean Meal	51	07/2026	USD	1,646,280	83,987	—
Soybean Meal	155	12/2026	USD	4,927,450	64,101	—
Soybean Oil	37	07/2026	USD	1,373,958	198,316	—
Soybean Oil	115	12/2026	USD	4,121,370	377,406	—
Columbia Commodity Strategy Fund  | 2026

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, February 28, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Sugar #11	668	04/2026	USD	10,391,942	—	(84,637)
Sugar #11	3	06/2026	USD	46,603	150	—
Sugar #11	82	06/2026	USD	1,273,821	—	(33,500)
Sugar #11	249	09/2026	USD	3,960,096	—	(75,850)
WTI Crude	184	04/2026	USD	12,307,760	720,506	—
WTI Crude	58	06/2026	USD	3,838,440	450,942	—
WTI Crude	119	08/2026	USD	7,752,850	699,800	—
WTI Crude	60	10/2026	USD	3,848,400	123,705	—
Zinc	268	05/2026	USD	22,240,315	—	(399,417)
Zinc	13	07/2026	USD	1,079,569	37,214	—
Zinc	26	09/2026	USD	2,158,488	40,794	—
Zinc	13	11/2026	USD	1,078,188	—	(18,441)
Total					23,187,052	(5,859,551)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(272)	06/2026	USD	(56,922,375)	—	(92,611)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $85,190,687, which represents 19.82% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(c)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(e)	Represents a security purchased on a when-issued basis.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	96,196,550	487,075,581	(364,438,820)	20,295	218,853,606	(1,882)	5,299,801	218,897,386
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements included within the most recent financial statements and additional information.

Columbia Commodity Strategy Fund  | 2026

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3QT129_05_T01_(04/26)